Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 22, 2012	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation			$ 0	$ 0	$ 59
Significant Vendor, percentage			67.00%	68.00%
Capitalized Software Development Costs for Software Sold to Customers			807	1,121	1,334
Significant Vendor			3,209	6,646
Cash and Cash Equivalents	11,539	9,793	9,736	22,924	25,204		25,204	21,975
Unbilled Receivables, Current			2,481	4,512
Investment securities			0	13,567		13,898
Sales of investment securities	0	27,135	54,601	49,240	126,334
Capitalized Computer Software, Additions			2,927	2,798	2,820
Capitalized Computer Software, Amortization			(2,839)	(2,745)	(2,741)
Capitalized Computer Software, Net			2,881	2,793
Advertising Expense			2,690	1,728	1,713
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | US Treasury Securities [Member]
Fair Value, Recurring Basis, Asset, Purchases			41,034	49,248
Fair Value, Recurring Basis, Asset, Sales			$ 54,601	$ 49,240
3570 Computer and office Equipment [Member]
Property, Plant and Equipment, Useful Life, Average			3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life, Average			5 years
Vehicles [Member]
Property, Plant and Equipment, Useful Life, Average			4 years
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life, Average			7 years
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life, Average			2 years